Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2022
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2022 and 2021, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2022	2021
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,822	8,587
Trade and other receivables	731,367	688,438
Income tax credit	28,046	15,456
	768,235	712,481

Liabilities
Trade and other payables	(84,552)	(72,051)
Income tax payable	(25,336)	(21,384)
Provisions	(2,365)	(3,026)
	(112,253)	(96,461)
Net asset position	655,982	616,020